Subsequent Events	1 Months Ended	6 Months Ended			8 Months Ended
	Jan. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Subsequent Event [Line Items]
Subsequent Events
NOTE 6. SUBSEQUENT EVENTS
The Company has completed an evaluation of all subsequent events through March 19, 2021, which is the date that these financial statements were available to be issued. Except as described below, the Company has concluded that no subsequent event has occurred that requires disclosure.
Related party loan and other commitments
Please see discussion of the related party loan disclosed in Note 5.
On February 8, 2021, the Company entered into an agreement for approximately a one-year
term with a service provider for public relations services. For the first two months of the agreement, the monthly payment to the service provider will be $35,000 and in subsequent months the monthly payment will be $20,000. The agreement may be cancelled at any time with at least 60 days’ prior notice by either party.
Proposed business combination
On March 4, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, Good Works Acquisition Corp. (“Good Works”) and Currency Merger Sub, Inc. (“Merger Sub”), a wholly-owned direct subsidiary of Good Works. Pursuant to the terms of the Merger Agreement, Merger Sub will merge with and into the Company, with the Company surviving as a wholly-owned subsidiary of Good Works (the “Merger”). In connection with the Merger, each issued and outstanding share of the Company’s common stock shall be converted into the right to receive 400,000 shares of Good Works common stock, par value $0.001 (“
Good Works Common Stock
”). Concurrently with the execution of the Merger Agreement, Good Works entered into subscription agreements with certain investors who agreed to subscribe for and purchase, immediately following the closing of the Merger, an aggregate of 37,500,000 shares of Good Works Common Stock for aggregate proceeds of $375,000,000 (the “PIPE Financing”). Bitfury agreed to subscribe for and purchase 5,000,000 shares of Good Works Common Stock in exchange for a benefit-in-kind
commitment as payment for the shares (“Bitfury Private Placement”). The Merger and other transactions contemplated by the Merger Agreement, including the PIPE Financing and the Bitfury Private Placement, represent the Business Combination referred to in Note 1.
In accordance with ASC Topic 718, the Company will account for the Bitfury Private Placement as a debit to a long-term asset (prepaid services) with a corresponding credit to additional paid in capital/common stock. As services are performed by Bitfury, the Company will credit prepaid services and debit stock-based compensation. Notwithstanding the legal form of the Business Combination pursuant to the Merger Agreement, the Business Combination will be accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, GWAC is treated as the acquired company and Cipher is treated as the acquirer for financial statement reporting purposes. Accordingly, for accounting purposes, the Business Combination will be treated as the equivalent of Cipher issuing stock for the net assets of GWAC, accompanied by a recapitalization. The net assets of GWAC will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination will be those of Cipher. Cipher has been determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

•
Cipher’s existing shareholders will have the greatest voting interest in the combined entity under the no redemption and maximum redemption scenarios with over 75% of the voting interest in each scenario;

•	Cipher will have the ability to nominate a majority of the members of the board of directors of the combined entity;

•	Cipher’s senior management will be the senior management of the combined entity; and

•	Cipher’s operations prior to the acquisition comprising the only ongoing operations of New Cipher.
Power and hosting arrangements
After January 31, 2021, the Company is party to, or is poised to become party to, several power and hosting arrangements. Most of these arrangements are not considered final and are therefore non-binding
and subject to change; however, it is a closing condition under the terms of the Merger Agreement that the Company must enter into definitive agreements with the applicable counterparties under each of the power and hosting arrangements described below.
The first power arrangement was a term sheet entered into by BHBV in January 2020 for a power purchase agreement with a third-party provider for the supply of electric power to a site in Texas for a term of five years with a subsequent automatic annual renewal provision. Under this term sheet, the parties agree to enter into a separate land lease agreement for the construction of a planned data center and ancillary infrastructure.
The second hosting arrangement was a term sheet entered into by the Company in February 2021 for a Bitcoin mining hosting agreement with turnkey infrastructure for the hosting of the Company’s Bitcoin mining equipment to generate computational power at the three facilities in Ohio owned or leased by the counterparty. This term sheet provides for a term of five years with automatic five-year renewal provisions. The definitive agreement pursuant to this term sheet has been entered into on April 1, 2021 and amended and restated on May 12, 2021.
The third power arrangement was a letter of intent entered into by BHBV in January 2021 containing basic terms and conditions to enter into a joint venture agreement to build, equip and operate one or more data centers in Texas with a counterparty (“
Joint Venture
”). This letter of intent was assigned to the Company by BHBV in February 2021. Under the planned joint venture, the Company will hold a maximum of 49% of all outstanding shares and the counterparty will hold a minimum of 51%.
The Joint Venture is still in the planning phase and has nominal operations and working capital. Currently, the Joint Venture does not meet the definition of a variable interest entity in accordance with ASC 810 and does not have a controlling voting interest. The Company will have significant influence over the operations and major decisions.

NOTE
7
. SUBSEQUENT EVENTS
The Company has completed an evaluation of all subsequent events after the balance sheet date up to the date that the financial statements were issued. Except as described in the notes above and set out below, the Company has concluded that no subsequent event has occurred that requires disclosure.

Business Combination
On July 26, 2021, Good Works filed amendment #3 to the Registration Statement on form
S-4
with the SEC. The SEC declared the Registration Statement effective on August 2, 2021.
On August 25, 2021, Good Works shareholders voted to approve the Business Combination with the Company and other related matters in the proxy statements. Upon the consummation of the Business Combination, GWAC Common Stock and GWAC Warrants ceased trading on the NASDAQ Stock Exchange (the “NASDAQ”), and Cipher Mining Common Stock and Cipher Mining Warrants began trading on August 30, 2021 on the NASDAQ under the ticker symbols “CIFR” and “CIFRW,” respectively.
On August 27, 2021, Good Works and Bitfury Top HoldCo amended the subscription agreement (the “Amended and Restated Bitfury Subscription Agreement”), and pursuant to the Amended and Restated Bitfury Subscription Agreement, Bitfury Top HoldCo agreed to subscribe for and purchase, and Good Works agreed to issue and sell to Bitfury Top HoldCo (or an affiliate of Bitfury Top HoldCo) an additional 1,000,000 shares of Common Stock in Cipher Mining at a purchase price of $10.00 per share (the “Additional Shares”) for an aggregate purchase price for the Additional Shares of $10,000,000 (the “Additional Purchase Price”), so that Bitfury Top HoldCo’s aggregate subscription under the private placement is 6,000,000 shares of Common Stock in Cipher Mining, for an aggregate of $60,000,000 (the “Amended Bitfury Private Placement”). The Additional Purchase Price is due 14 days after the closing of the Business
Combination.
Purchase commitments
On August 20, 2021 and on August 30, 2021, the Company and Bitmain Technologies Limited (“Bitmain”) entered into a
Non-Fixed
Price Sales and Purchase Agreement and a Supplemental Agreement to
Non-Fixed
Price Sales and Purchase Agreement, respectively, (together, the “Bitmain Agreement”) for the Company to purchase 27,000 Antminer S19j Pro (100 TH/s) miners, which will be delivered in nine batches on a monthly basis between January 2022 and September 2022. The purchase price under the Bitmain Agreement is $171,135,000 (the “Total Purchase Price”) with (i) 25% of the Total Purchase Price due paid within five days of execution of the Bitmain Agreement, (ii) 35% of the purchase price of each batch due five months prior to each delivery, and (iii) the remaining 40% of the purchase price of each batch due 15 days prior to each delivery. As of August 31, 2021, Company had paid total deposits of $49,656,000 for the miners.
On September 2, 2021, the Company entered into a Framework Agreement on Supply of Blockchain Servers with SuperAcme Technology (Hong Kong) Limited (the “SuperAcme Agreement”) to purchase 60,000 MicroBT M30S, M30S+ and M30S++ miners, which will be delivered in six batches on a monthly basis between July 2022 and year-end 2022. The expected final purchase price under the SuperAcme Agreement is approximately $222,400,800 with a deposit due 10 business days after the execution of the SuperAcme Agreement and advance payment due thereafter in advance of certain batches of supply being delivered and subject to additional floating price terms. Each batch of miners must be paid in full prior to delivery. As of September 3, 2021, the Company had paid deposits of $22,240,080 for the miners.
Change in fiscal year
Starting with the quarter ended September 30, 2021, the Company plans to assume Cipher Mining’s financial calendar with its third fiscal quarter ending September 30 and its fiscal year ending December 31. This change to the fiscal year end was approved by the Cipher Mining’s board of directors on September 22, 2021. This change to the fiscal year end was approved by Cipher Mining’s board of directors on September 23, 2021.

NOTE 14. SUBSEQUENT EVENTS
On October 11, 2021, the Company entered into an agreement with Bitfury Top HoldCo, made under and as a part of the Master Services and Supply Agreement between the Company and Bitfury Top HoldCo, dated as of

August 26, 2021, to purchase a total of between 28,000 to 56,000 mining rigs, which shall be delivered in seven batches on a monthly basis between June 2022 and December 2022. We agreed to pay a maximum price per machine and to make an advance payment of $10.0 million that was paid to Bitfury Top HoldCo on October 13, 2021 (the
“Pre-payment”)
following the execution of the agreement and advance payments thereafter for each monthly batch due in accordance with the terms of the agreement.
On November 9, 2021, the Company paid an additional deposit amount of $11.4 million to Bitmain pursuant to the executed purchase agreement with Bitmain further detailed in Note 6 above.
On November 10, 2021, the Board approved grants of restricted stock units under the Incentive Award Plan to Tyler Page, the Company’s Chief Executive Officer, and Edward Farrell, the Company’s Chief Financial Officer, which grants are to be effective November 12, 2021. The material terms of the restricted stock unit grants are described below.
Mr. Page received a grant of 5,676,946 restricted stock units which are fully vested upon grant. In addition, Mr. Page received a grant of 7,096,183 restricted stock units, 2,838,473 of which are subject to service-based vesting (the “
Service-Based RSUs
”) and 4,257,710 of which are subject to performance-based vesting (the “
Performance-Based RSUs
”). The Service-Based RSUs vest in equal installments on each of January 1, 2022,
January 1, 2023, January 1, 2024 and January 1, 2025, subject to Mr. Page’s continuous service on the applicable vesting date; provided, that if Mr. Page’s employment is terminated by the Company without “cause,” by Mr. Page for “good reason” (as such terms are defined in Mr. Page’s employment agreement with the Company) or due to his death or permanent disability, all unvested Service-Based RSUs will vest in full. In addition, in the event of a “change in control” (as defined in the Incentive Award Plan), any unvested Service-Based RSUs will vest subject to Mr. Page’s continuous service to the Company through such change in control.
One-third
of the Performance-Based RSUs will vest upon the Company achieving a market capitalization equal to or exceeding $5 billion, $7.5 billion and $10 billion, in each case over a
30-day
lookback period and subject to Mr. Page’s continuous service through the end of the applicable
30-day
period. In addition, if the $10 billion market capitalization milestone is achieved and Mr. Page remains in continuous service through such achievement, any then-unvested Service-Based RSUs will vest. In the event of a change in control and Mr. Page’s continuous service through such change in control, the per share price (plus the per share value of any other consideration) received by the Company’s stockholders in such change in control will be used to determine whether any of the market capitalization milestones are achieved (without regard to the
30-day
lookback period). Any Performance-Based RSUs that do not vest prior to Mr. Page’s termination of service or, if earlier, in connection with a change in control will be forfeited for no consideration.
Mr. Farrell received a grant of 936,696 restricted stock units which are subject to service-based vesting. Mr. Farrell’s restricted stock units will vest in equal installments on each of January 1, 2022, January 1, 2023, January 1, 2024 and January 1, 2025, subject to Mr. Farrell s continuous service on the applicable vesting date; provided, that if Mr. Farrell’s employment is terminated by the Company without “cause,” by Mr. Farrell for “good reason” (as such terms are defined in Mr. Farrell’s employment agreement with the Company) or due to his death or permanent disability, all unvested restricted stock units will vest in full. In addition, in the event of a change in control, any unvested restricted stock units will vest subject to Mr. Farrell’s continuous service to the Company through such change in control.

GOOD WORKS ACQUISITION CORP. [Member]
Subsequent Event [Line Items]
Subsequent Events
Note 11 – Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up the date that the financial statements were issued. The Company identified one subsequent event on July 8, 2021 related to the issuance of the
S-4
amendment which covered an amendment to the Bitfury subscription agreement. On July 8, 2021, the Bitfury Subscription Agreement was amended and restated in its entirety to provide that the 25%
benefit-in-kind
discount under the MSSA (in consideration for Bitfury’s purchase of an aggregate of 5,000,000 shares of Good Works Common Stock at a purchase price of $10.00 per share) will instead be paid as a $50 million cash payment, which will be made at closing (as defined in the Merger Agreement) in form of cash and/or forgiveness of outstanding indebtedness owed by Cipher to Bitfury. Only July 15, 2021,
I-Bankers
agreed to loan Good Works Acquisition Corp $100,000 to fund its operating expenses. The loan is unsecured and non-interest
bearing and matures on the earlier of December 31, 2021 or the date that the Business Combination is consummated.

Note 12—Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based on this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On March 5, 2021, the Company (or “Good Works”) entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “
Merger Agreement
”), by and among Currency Merger Sub, Inc., a Delaware corporation and a wholly-owned direct subsidiary of the Company (“
Merger Sub
”), and Cipher Mining Technologies Inc., a Delaware corporation (“
Cipher
”), an affiliate of Bitfury Holding B.V. (“BHBV”). The Merger Agreement provides for, among other things, the following transactions at the closing: (i) Merger Sub will merge with and into Cipher, with Cipher as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly-owned subsidiary of Good Works (the “
Merger
”) and, in connection with the Merger, (ii) Good Works will change its name to Cipher Mining Inc.
Cipher will be treated as the acquiror for accounting purposes
. The Business Combination is expected to close in the second quarter of 2021, following the receipt of the required approval by Good Works stockholders and the fulfillment (or waiver) of other customary closing conditions. In accordance with the terms and subject to the conditions of the Merger Agreement, each share of Cipher common stock, par value

$
0.001
issued and outstanding shall be converted into the right to receive four hundred thousand
(400,000)
shares of Good Works common stock, par value $
0.001
(“
Good Works Common Stock
”); provided that the exchange ratio shall be adjusted as needed to ensure the aggregate Merger consideration received by the sole stockholder of Cipher equals two hundred million

(200,000,000)
shares of Good Works Common Stock (at a value of ten dollars ($
10.00)
per share). Additionally, Good Works will provide the proceeds of the trust account and additional PIPE funding (see paragraph below) equaling no less than $
400,000,000
, subject to customary closing adjustments.
Concurrent with execution of the Merger Agreement, Good Works entered into subscription agreements (the “
Subscription Agreements
”) with certain investors (the “
PIPE Investors
”). Pursuant to the Subscription Agreements, the PIPE Investors agreed to subscribe for and purchase, and Good Works agreed to issue and sell to such investors, immediately following the Closing (as defined in the Merger Agreement), an aggregate of
37,500,000
shares of Good Works Common Stock for a purchase price of $
10.00
per share, for aggregate gross proceeds of $
375,000,000
(the “
PIPE Financing
”).
Concurrent with the execution of the Merger Agreement and the execution of the Subscription Agreements with the PIPE Investors, Bitfury, the parent company of Cipher, agreed to subscribe for and purchase, and Good Works agreed to issue and sell to Bitfury, concurrent with the Closing (as defined in the Merger Agreement), an aggregate of 5,000,000 shares of Good Works Common Stock in exchange for a benefit-in-kind
commitment as payment for such shares (the “Bitfury Private Placement”) pursuant to a subscription agreement with Good Works (the “
Bitfury Subscription Agreement
”). Bitfury agreed to cause BHBV to discount the Service Fees (as that term is defined in the Master Service and Supply Agreement, “MSSA”) charged by BHBV under the MSSA as follows: that the first $200,000,000 of Service Fees payable by Cipher to BHBV under the MSSA described above shall be subject to a discount of 25%, to be applied at the point of invoicing and shown as a separate line item on each relevant invoice. For the avoidance of doubt, when the aggregate value of such discount reaches $50,000,000, such discount shall automatically cease to apply. Such discount shall constitute BHBV’s benefit-in-kind
commitment as payment on behalf of its parent entity, for the issuance of the 5,000,000 shares of Good Works Common Stock pursuant to the Bitfury Private Placement.